Offerings	Nov. 20, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.580% Notes due 2028
Maximum Aggregate Offering Price	$ 498,738,598.87
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,356.88
Offering Note	Y77,100,000,000 aggregate principal amount of the 1.580% Senior Notes due 2028 will be issued. The $498,738,598.87 Amount to be Registered is based on the November 15, 2024 Yen/U.S. $ rate of exchange of Y154.59/U.S.$1.00.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.757% Notes due 2029
Maximum Aggregate Offering Price	$ 66,627,854.32
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,200.72
Offering Note	Y10,300,000,000 aggregate principal amount of the 1.757% Senior Notes due 2029 will be issued. The $66,627,854.32 Amount to be Registered is based on the November 15, 2024 Yen/U.S. $ rate of exchange of Y154.59/U.S.$1.00.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.137% Notes due 2034
Maximum Aggregate Offering Price	$ 81,505,918.88
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,478.56
Offering Note	Y12,600,000,000 aggregate principal amount of the 2.137% Senior Notes due 2034 will be issued. The $81,505,918.88 Amount to be Registered is based on the November 15, 2024 Yen/U.S. $ rate of exchange of Y154.59/U.S.$1.00.